PIMCO Funds

Supplement Dated August 15, 2008 to the

Bond Funds Prospectus for Class P Shares

dated July 31, 2008

PIMCO High Yield Fund and PIMCO Low Duration Fund

(each a “Fund”, together the “Funds”)

On August 11, 2008, PIMCO Funds (the “Trust”) entered into a Supervision and Administration Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”), which replaces the Third Amended and Restated Administration Agreement and the administrative fees payable thereunder. The Agreement, including the fees payable thereunder, has been agreed upon to formally recognize the significantly enhanced supervisory and administrative role that PIMCO has performed and will perform as the Trust’s Administrator.

Effective October 1, 2008, the administrative fee (to be renamed the supervisory and administrative fee) for each Fund, stated as a percentage of the average daily net assets of Class P shares of each Fund taken separately, will increase as follows: High Yield Fund will increase by 0.05% and Low Duration Fund will increase by 0.03%.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated August 15, 2008 to the

Bond Funds Prospectus for Class P Shares of the

Total Return Fund and Total Return Fund III

dated July 31, 2008

PIMCO Total Return Fund (the “Fund”)

On August 11, 2008, PIMCO Funds (the “Trust”) entered into a Supervision and Administration Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”), which replaces the Third Amended and Restated Administration Agreement and the administrative fees payable thereunder. The Agreement, including the fees payable thereunder, has been agreed upon to formally recognize the significantly enhanced supervisory and administrative role that PIMCO has performed and will perform as the Trust’s Administrator.

Effective October 1, 2008, the administrative fee (to be renamed the supervisory and administrative fee) for the Fund, stated as a percentage of the average daily net assets of the Fund’s Class P shares, will increase by 0.03%.

Investors Should Retain This Supplement For Future Reference